CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed balance sheets - Parenthetical (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Sep. 29, 2023	Sep. 28, 2023	Mar. 21, 2023	Mar. 20, 2023	Mar. 06, 2023	Mar. 05, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY
Ordinary shares, par value (in dollars per share)	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0016	$ 0.0096	$ 0.0016	$ 0.0016
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	6,250,000		6,250,000	37,500,000	31,250,000
Ordinary shares, shares issued	1,534,487	1,534,487
Ordinary shares, shares outstanding	1,534,487	1,534,487
Reportable entity | Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY
Ordinary shares, par value (in dollars per share)	$ 0.0096	$ 0.0096
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	1,534,487	1,534,487
Ordinary shares, shares outstanding	1,534,487	1,534,487